Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Allowance for Expected Losses [Abstract]
Accounts receivable	$ 14,847,372	$ 10,069,682
Less: Allowance for expected credit losses	270,960	192,652	$ 17,179
Accounts receivable, net	$ 14,576,412	$ 9,877,030